INVESTMENTS - Narrative (Details) - USD ($) $ in Thousands		12 Months Ended
	Apr. 20, 2022	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of associates [line items]
Gain on investments in associates		$ 110	$ 222	$ 89
Because Energy Corp
Disclosure of associates [line items]
Payment for interests in associates					$ 500
Proportion of ownership interest in associate					20.00%
Investments in associates accounted for using equity method		619	612
Gain on investments in associates		$ 7	52
Genexus Japan
Disclosure of associates [line items]
Proportion of ownership interest in associate	28.00%	28.00%
Investments in associates accounted for using equity method		$ 1,108	1,036
Gain on investments in associates		$ 103	$ 170